Other Balance Sheet Information - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Goodwill	$ 8,997	$ 0
Purchased technology and other intangible assets, net	7,239	626
Other	5,691	7,236
Other assets	$ 21,927	$ 7,862